AIG International Dividend Strategy Fund

PORTFOLIO OF INVESTMENTS – December 31, 2019 – (unaudited)

Security Description	Shares/Principal Amount	Value (Note 1)
COMMON STOCKS – 98.9%
Australia – 6.3%

BHP Group, Ltd.	46,461	$1,268,948
Fortescue Metals Group, Ltd.	196,466	1,473,830
Rio Tinto, Ltd.	18,565	1,308,010

		4,050,788

Bermuda – 0.0%

Peace Mark Holdings, Ltd.†(1)	800,000	0

Canada – 1.7%

BCE, Inc.	23,808	1,102,991

China – 1.8%

China Petroleum & Chemical Corp.	1,936,000	1,165,232

France – 16.7%

AXA SA	45,688	1,286,843
Cie de Saint-Gobain	28,971	1,186,132
Orange SA	73,385	1,079,985
Peugeot SA	46,877	1,119,995
Renault SA	20,227	957,006
Sanofi	12,611	1,267,743
Schneider Electric SE	13,404	1,375,727
TOTAL SA	22,260	1,228,477
Valeo SA	35,795	1,261,151

		10,763,059

Germany – 7.7%

Continental AG	8,952	1,162,493
Covestro AG*	23,554	1,094,930
Deutsche Lufthansa AG	71,785	1,321,047
Siemens AG	10,884	1,422,755

		5,001,225

Hong Kong – 3.9%

CNOOC, Ltd.	754,000	1,254,038
Hong Kong Exchanges & Clearing, Ltd.	39,200	1,272,744

		2,526,782

Italy – 1.8%

Eni SpA	75,379	1,171,301

Japan – 13.0%

Japan Tobacco, Inc.	51,500	1,148,095
KDDI Corp.	43,700	1,300,066
Komatsu, Ltd.	50,000	1,198,768
Panasonic Corp.†	137,700	1,291,533
Showa Denko KK	43,100	1,135,292
Subaru Corp.	41,400	1,023,634
Tokyo Electron, Ltd.	5,900	1,296,542

		8,393,930

Jersey – 2.0%

WPP PLC	92,825	1,311,326

Netherlands – 2.1%

Fiat Chrysler Automobiles NV	89,624	1,327,352

Norway – 1.9%

Equinor ASA	60,273	1,205,370

Russia – 4.2%

Gazprom PJSC ADR	167,560	1,378,684
Lukoil PJSC ADR	13,596	1,348,451

		2,727,135

Spain – 1.6%

Telefonica SA	151,714	1,059,696

Sweden – 2.2%

Volvo AB, Class B	84,892	1,424,614

Switzerland – 6.0%

Adecco Group AG	20,639	1,304,800
Novartis AG	13,393	1,268,884
Roche Holding AG	3,982	1,291,196

		3,864,880

Taiwan – 10.0%

Globalwafers Co., Ltd.	113,000	1,441,855
Hon Hai Precision Industry Co., Ltd.	492,000	1,490,263
Walsin Technology Corp.†	195,000	1,554,692
Yageo Corp.	133,000	1,938,853

		6,425,663

United Kingdom – 16.0%

Anglo American PLC	50,502	1,453,627
BAE Systems PLC	166,829	1,248,104
BHP Group PLC	54,219	1,276,071
British American Tobacco PLC	31,517	1,349,068
BT Group PLC	525,427	1,339,345
GlaxoSmithKline PLC	54,389	1,281,657
Imperial Brands PLC	50,605	1,252,816
Unilever PLC	19,241	1,108,795

		10,309,483

Total Long-Term Investment Securities (cost $61,479,561)		63,830,827

REPURCHASE AGREEMENTS – 0.3%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 12/31/2019, to be repurchased 01/02/2020 in the amount of $172,002 collateralized by $180,000 of United States Treasury Notes, bearing interest at 1.63% due 12/31/2021 and having an approximate value of $180,225 (cost $172,000)	$172,000	172,000

TOTAL INVESTMENTS – (cost $61,651,561)	99.2%	64,002,827
Other assets less liabilities	0.8	507,184

NET ASSETS	100.0%	$64,510,011

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At December 31, 2019, the aggregate value of these securities was $1,094,930 representing 1.7% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
ADR	– American Depositary Receipt

1

Industry Allocation*
Oil Companies-Integrated	11.6%
Medical-Drugs	8.0
Telephone-Integrated	7.4
Auto-Cars/Light Trucks	6.9
Tobacco	5.8
Electronic Components-Misc.	5.3
Metal-Diversified	4.3
Semiconductor Equipment	4.3
Diversified Minerals	4.0
Chemicals-Diversified	3.5
Capacitors	2.4
Metal-Iron	2.3
Auto-Heavy Duty Trucks	2.2
Diversified Manufacturing Operations	2.2
Power Converter/Supply Equipment	2.1
Airlines	2.0
Advertising Agencies	2.0
Human Resources	2.0
Audio/Video Products	2.0
Insurance-Multi-line	2.0
Finance-Other Services	2.0
Auto/Truck Parts & Equipment-Original	2.0
Oil Companies-Exploration & Production	1.9
Aerospace/Defense	1.9
Machinery-Construction & Mining	1.8
Building & Construction Products-Misc.	1.8
Rubber-Tires	1.8
Cosmetics & Toiletries	1.7
Telecom Services	1.7
Repurchase Agreements	0.3

99.2%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$–	$–		$0	$0
Other Countries	41,442,155	22,388,672	**	–	63,830,827
Repurchase Agreements	–	172,000		–	172,000

Total Investments at Value	$41,442,155	$22,560,672		$0	$64,002,827

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

2

AIG Japan Fund

PORTFOLIO OF INVESTMENTS – December 31, 2019 – (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS – 99.3%
Airlines – 2.0%

Japan Airlines Co., Ltd.	11,700	$365,104

Auto-Cars/Light Trucks – 5.2%

Suzuki Motor Corp.	22,363	936,711

Auto/Truck Parts & Equipment-Original – 11.4%

Denso Corp.	10,000	451,093
Koito Manufacturing Co., Ltd.†	7,000	323,983
NGK Insulators, Ltd.	63,701	1,105,028
Stanley Electric Co., Ltd.	6,300	182,143

		2,062,247

Banks-Commercial – 2.0%

AEON Financial Service Co., Ltd.	23,000	361,765

Brewery – 1.9%

Kirin Holdings Co., Ltd.	16,000	348,971

Building & Construction-Misc. – 5.0%

Hazama Ando Corp.	31,539	273,626
Maeda Corp.	27,900	271,336
Taisei Corp.	8,600	356,060

		901,022

Building-Heavy Construction – 2.2%

Daiho Corp.	14,950	395,095

Casino Services – 1.0%

Sega Sammy Holdings, Inc.	12,400	180,608

Chemicals-Specialty – 1.8%

Shin-Etsu Chemical Co., Ltd.	3,042	333,512

Computer Services – 1.0%

Fujitsu, Ltd.	1,923	181,460

Cosmetics & Toiletries – 1.1%

Mandom Corp.	7,000	191,533

Diversified Banking Institutions – 3.0%

Mitsubishi UFJ Financial Group, Inc.	100,796	544,762

Electronic Components-Misc. – 3.9%

Fujitsu General, Ltd.	8,415	188,968
Minebea Mitsumi, Inc.†	24,803	511,848

		700,816

Electronic Components-Semiconductors – 1.9%

Rohm Co., Ltd.	4,312	347,556

Engineering/R&D Services – 2.5%

JGC Corp.	18,300	294,481
Kyudenko Corp.	5,200	153,390

		447,871

Entertainment Software – 1.8%

Nexon Co., Ltd.†	25,294	334,563

Food-Misc./Diversified – 1.5%

Nichirei Corp.	11,700	272,685

Food-Retail – 2.6%

Seven & i Holdings Co., Ltd.	12,991	475,325

Hotels/Motels – 1.9%

Kyoritsu Maintenance Co., Ltd.	7,333	348,667

Industrial Automated/Robotic – 1.9%

THK Co., Ltd.	12,731	341,706

Insurance-Life/Health – 2.4%

T&D Holdings, Inc.	33,800	426,610

Insurance-Property/Casualty – 1.8%

Tokio Marine Holdings, Inc.	5,682	317,259

Machinery-Electrical – 7.1%

Hitachi, Ltd.†	15,830	666,792
Mitsubishi Electric Corp.†	45,200	614,592

		1,281,384

Medical Products – 6.5%

Nipro Corp.	97,343	1,171,613

Medical-Drugs – 2.7%

Eisai Co., Ltd.	2,550	189,929
Ono Pharmaceutical Co., Ltd.	12,884	294,219

		484,148

Miscellaneous Manufacturing – 0.0%

Peace Mark Holdings, Ltd.†(1)	8,000	0

Motorcycle/Motor Scooter – 1.8%

Yamaha Motor Co., Ltd.	16,048	320,787

Office Automation & Equipment – 1.2%

FUJIFILM Holdings Corp.	4,693	223,772

Oil Companies-Exploration & Production – 2.2%

Inpex Corp.	38,800	404,740

Oil Refining & Marketing – 4.5%

JXTG Holdings, Inc.	178,000	813,921

Real Estate Management/Services – 3.8%

Mitsubishi Estate Co., Ltd.	36,260	693,190

Rubber-Tires – 5.4%

Toyo Tire Corp.	68,072	976,237

Semiconductor Equipment – 0.3%

Ulvac Inc	1,200	47,773

Telephone-Integrated – 1.5%

KDDI Corp.	9,300	276,673

Tobacco – 1.4%

Japan Tobacco, Inc.	11,214	249,995

Transport-Rail – 1.1%

Seibu Holdings, Inc.	12,200	201,260

TOTAL INVESTMENTS (cost $17,544,676)	99.3%	17,961,341
Other assets less liabilities	0.7	135,637

NET ASSETS	100.0%	$18,096,978

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).

1

Country Allocation*
Japan	99.3%

99.3%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Miscellaneous Manufacturing	$–	$–		$0	$0
Other Industries	–	17,961,341	**	–	17,961,341

Total Investments at Value	$–	$17,961,341		$0	$17,961,341

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 1.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

2

NOTES TO PORTFOLIO OF INVESTMENTS – December 31, 2019–(unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1–Unadjusted quoted prices in active markets for identical securities

Level 2–Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”) , etc.)

Level 3–Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of December 31, 2019, is reported on a schedule at the end of the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investment in registered investment companies are generally categorized as Level 1.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Master Agreements: The Funds have entered into Master Repurchase Agreements (“Master Agreements”) with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Funds and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Funds’ counterparties to elect early termination could cause the Funds to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As of December 31, 2019, the repurchase agreements held by the Funds are subject to master netting agreements. See the Portfolio of Investments for more information about a Fund’s holdings in repurchase agreements.

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Equity Funds’ Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.